Vanguard Mega Cap Value Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CRSP US Mega Cap Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.90%	10.24%		10.34%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.89%	12.48%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.20%	9.53%		9.62%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.41%	7.96%		8.30%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.85%	10.19%		10.29%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.91%	10.21%		10.30%